Accounts Receivable And Contract Assets - summary of Accounts receivable and contract assets, net of allowance for credit losses (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accounts Receivable
Accounts receivable, gross	¥ 130,498	$ 20,000
Allowance for credit losses
Accounts receivable, net	130,498	20,000
Contract with Customer, Asset, after Allowance for Credit Loss, Current [abstract]
Contract assets, gross	227,391	34,849
Allowance for credit losses
Contract assets, net	¥ 227,391	$ 34,849